Income Taxes - Income taxes at the UK statutory rate compared to the Company's income tax expenses (Details) - USD ($)			12 Months Ended
	Apr. 01, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net loss before income tax			$ (10,008)	$ (17,748)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	19.00%	23.50%	19.00%
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount			$ (2,352)	$ (3,372)
Impact on income tax expense/recovery from
Change in valuation allowance			7,617	4,327
Permanent differences			4	408
U.S. state taxes (net of FBOS)			1,394	(1,114)
Tax rate difference in foreign jurisdictions			(974)	(248)
Change of tax rate due to U.S. tax reform				4
Change in equity compensation			123	752
Change in operating losses			(94)	(133)
Change of tax rate from prior year			(6,635)	$ (624)
Deferred tax adjustments			760
Non-deductible transaction costs			157
Income tax expense			$ 0